EQUITY-BASED COMPENSATION	7 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
EQUITY-BASED COMPENSATION
8.	EQUITY-BASED COMPENSATION
The Company grants equity-based compensation awards in the form of RSUs and Incentive Units to its management, employees and independent members of the Board under the 2021 Omnibus Equity Incentive Plan (“2021 Equity Incentive Plan”). The total number of Class A Shares and Blue Owl Operating Group Units, collectively, that may be issued under the 2021 Equity Incentive Plan is 101,230,522, of which 51,115,613 remain available as of December 31, 2021. To the extent that an award expires or is canceled, forfeited, terminated, surrendered, exchanged or withheld to cover tax withholding obligations, the unissued awards will again be available for grant under the 2021 Equity Incentive Plan.
In connection with the Business Combination, the Company granted Common Units and Seller Earnout Units, which grants were not made under the 2021 Equity Incentive Plan. A portion of these Common Units and Seller Earnout Units were granted to certain pre-Business
Combination owners that are also ongoing members of management. As a result, these grants were accounted for as equity-based compensation and are included in the disclosures below.
In connection with the Oak Street Acquisition, the Company has agreed to contingently issue 26,074,330 Common Units upon achieving the Oak Street Triggering Events described in Note 3. These Oak Street Earnout Units were granted to certain sellers that are subject to ongoing employment arrangements with the Company, and are therefore being accounted for as equity-based compensation grants subject to performance vesting conditions that are probable of occurring.
The table below presents information regarding equity-based compensation expense included within compensation and benefits in the Company’s consolidated and combined statements of operations. As of December 31, 2021, no RSUs have been settled in cash or Class A Shares.

	Year Ended December 31,
(dollars in thousands)	2021	2020	2019
Included within compensation and benefits:
Common Units	$1,121,139	$—	$—
Seller Earnout Units	63,031	—	—
Oak Street Earnout Units	—	—	—
Incentive Units	13,469	—	—
RSUs	6,480	—	—
Included within general, administrative and other expenses
Incentive Units	1,066	—	—
RSUs	151	—	—

Equity-Based Compensation Expense	$1,205,336	$—	$—

Corresponding tax benefit	$123	$—	$—

The table below presents activity related to the Company’s unvested equity-based compensation awards for the year ended December 31, 2021.

	Common Units		Seller Earnout Units		Oak Street Earnout Units
	Number of Units	Weighted-Average Grant Date Fair Value Per Unit	Number of Units	Weighted-Average Grant Date Fair Value Per Unit	Number of Units	Weighted-Average Grant Date Fair Value Per Unit
December 31, 2020	—	$—	—	$—	—	$—
Granted	132,808,673	9.00	11,608,004	5.43	26,074,330	12.53
Vested	(132,808,673)	9.00	(11,608,004)	5.43	—	—
Forfeited	—	—	—	—	—	—

December 31, 2021	—	$—	—	$—	26,074,330	$12.53

	Incentive Units		RSUs
	Number of Units	Weighted-Average Grant Date Fair Value Per Unit	Number of Units	Weighted-Average Grant Date Fair Value Per Unit
December 31, 2020	—	$—	—	$—
Granted	23,294,373	13.87	12,022,943	13.92
Modified from liability award	—	—	9,050,000	10.00
Vested	(163,528)	14.56	(10,941,339)	10.75
Forfeited	(50,000)	14.02	(13,500)	14.02

December 31, 2021	23,080,845	13.87	10,118,104	$13.84

Common Units
Prior to the Business Combination, certain members of Dyal Capital were entitled to receive rights to distributions of certain future profits (the “Profit Interest Units”) that were subject to certain forfeiture conditions. Immediately preceding the Business Combination, the forfeiture conditions of the Profit Interest
Units were modified to eliminate any future service requirements and were replaced with Common Units on the Business Combination Date. The Company recognized a one-time
non-cash
equity-based compensation expense of $1.1 billion related to the replacement award, which represents the fair value under GAAP of the replacement awards (excluding the portion attributable to the Profit Interest Units prior to the Business Combination, which was included as equity consideration in Note 3). The fair value of the Common Units replacement award was based on the Company’s Class A Share price on the transaction date with the application of a 10% discount for lack of marketability.
Seller Earnout Units
The fair value of the Seller Earnout Units was determined using a Monte Carlo simulation valuation model, with the following assumptions: volatility of 22%, discount for lack of marketability of 12% and expected holding period of approximately 3 years. As a result of the Class E Triggering Events in 2021, the Company recognized all of the compensation expense related to the Seller Earnout Units and no unamortized expense remained as of December 31, 2021.
Oak Street Earnout Units
The fair value of the Oak Street Earnout Units was determined using a Monte Carlo simulation valuation model, with the following weighted average assumptions: annualized revenue volatility of 38%, revenue discount rate of 15%, discount for lack of marketability of 13% and expected holding period of approximately 2 years. As of December 31, 2021, unamortized expense related to the Oak Street Earnout Units was $326.6 million, with a weighted average amortization period of 2 years.
Incentive Units
During the fourth quarter of 2021, the Company granted Incentive Units in connection with the closing of the Business Combination, as well as other compensation-related grants. The Company also converted various previously existing deferred cash compensation awards, which resulted in the reclassification of $5.3 million of previously accrued compensation liability to equity on the conversion date. The remaining fair value of the replacement awards will be expensed over the remaining service period.
The grant date fair value of Incentive Units was determined using the Company’s Class A Share price on the grant date, adjusted for the lack of dividend participation during the vesting period, and the application of an 11% to 12% discount for lack of marketability on certain Incentive Units that are subject to a one-year
post-vesting transfer restriction.
As of December 31, 2021, unamortized expense related to Incentive Units was $303.9 million, with a weighted average amortization period of 4.6 years.
RSUs
RSUs Modified from Liability Award on Business Combination Date
On September 15, 2020, the Company issued an award that was based on the fair value of Owl Rock and that was fully vested upon issuance. The original terms of the award required cash settlement at a future date and was, therefore, classified as a liability that was remeasured to its settlement value at each reporting period. The Company recorded compensation expense and a corresponding liability of $90.5 million in 2020 related to the award. Prior to and contingent on the close of the Business Combination, the Company modified this award to be settled in 9,050,000 RSUs that were immediately vested but would be settled in Class A Shares in future years. The modification did not result in any incremental compensation expense, as the value immediately prior to modification was greater than the value immediately following the modification. Accordingly, the Company reclassified the existing liability to equity on the Business Combination Date.
Other RSU Grants
During the fourth quarter of 2021, the Company granted RSUs in connection with the closing of the Business Combination, as well as other compensation-related grants. The Company also converted various previously existing deferred cash compensation awards, which resulted in the reclassification of $56.8 million of previously accrued compensation liability to equity on the conversion date. The remaining fair value of the replacement awards will be expensed over the remaining service period.
The fair value of RSUs was determined using the Company’s Class A Share price on the grant date, adjusted for the lack of dividend participation during the vesting period, and the application of an 11% to 12% discount for lack of marketability on RSUs that are subject to a one-year
post-vesting transfer restriction.
As of December 31, 2021, unamortized expense related to RSUs was $104.1 million, with a weighted average amortization period of 3.7 years.